Equity Attributable to Other Equity Instruments Holders (Tables)	6 Months Ended
Sep. 30, 2020
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Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at September 30, 2020 and March 31, 2020 consisted of the following:

	At September 30, 2020	At March 31, 2020
	(In millions)
Perpetual subordinated bonds	¥784,622	¥684,476

Total equity attributable to other equity instruments holders	¥784,622	¥684,476